UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-8255

Exact name of registrant as specified in charter:	The World Funds, Inc.

Address of principal executive offices:	8730 Stony Point Parkway
Suite 205
Richmond, VA 23235

Name and address of agent for service:	Jones & Keller, P.C.
1999 Broadway, Suite 3150
Denver, CO. 80202

Registrant’s telephone number, including area code:	(800) 527-9525

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item #1. Reports to Stockholders.

Annual Report to Shareholders

THIRD MILLENNIUM RUSSIA FUND

A series of
The World Funds, Inc.
A “Series” Investment Company

For the Year Ended
August 31, 2012

Annual Letter to Shareholders

THIRD MILLENNIUM RUSSIA FUND

For the Year Ended August 31, 2012

Dear Shareholder:

For the Fund’s fiscal year ended August 31, 2012, the Fund’s A Class Shares returned -33.56%. This result was below the RTS Index’s return of -18.36% over the same time period. The Fund’s underperformance can be attributed in large part to its holding in AU Energy, which was determined to have no realizable value as of the Fund’s fiscal year end and was therefore written down to zero. Over the past five years, the Fund provided an average annual loss of -13.85% per year; lagging the RTS Index which had an average annual loss of -6.26% per year over the same five-year period. Since the Fund’s inception on October 1, 1998, the Fund achieved an average annual return of 13.84% per year, as compared to the RTS Index return of 28.75% per year over the same time period ending August 31, 2012.

On August 2, 2012, the Board of Directors of the Fund accepted Toreador Research and Trading, LLC (“Toreador”) to act as interim investment advisor to the Fund, in response to the resignation of the Fund’s previous investment advisor. The proposed new advisory agreement will be presented to shareholders for shareholder consideration and approval in the last quarter of 2012. Additionally, effective October 10, 2012, the Fund’s investment policy was expanded to have, under normal circumstances, at least 80% of the Fund’s net assets invested in companies located outside of the United States. The name of the Fund was also changed to the Toreador International Fund effective October 10, 2012.

Thank you for your continuing support of the Fund through these times of change.

The Toreador International Fund (formerly the Third Millennium Russia Fund)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling l-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of August 31, 2012 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the end of this period and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definition

The RTS Index is a capitalization-weighted index that is calculated in U.S. Dollars. The index tracks the performance of Russia’s most active stocks traded on the RTS.

Performance figures include deduction of maximum applicable sales charges.

	Class A Shares

		Average Annual Return

	Total Return			Since
	One Year	Five Years	Ten Years	Inception
	Ended	Ended	Ended	10/01/1998 to
	8/31/2012	8/31/2012	8/31/2012	8/31/2012

Third Millennium Russia Fund - without load	-33.56%	-13.85%	8.54%	13.84%
Third Millennium Russia Fund - with load	-37.38%	-14.86%	8.07%	13.59%
RTS Index	-18.36%	-6.26%	15.36%	28.75%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia’s most active stocks traded on the RTS.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

Performance figures include deduction of maximum applicable sales charges.

	Class C Shares

		Average Annual Return

	Total Return
	One Year	Five Years	Since Inception
	Ended	Ended	12/03/2003 to
	8/31/2012	8/31/2012	8/31/2012

Third Millennium Russia Fund	-34.03%	-14.54%	1.46%
RTS Index	-18.36%	-6.26%	11.21%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia’s most active stocks traded on the RTS.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

Performance figures include deduction of maximum applicable sales charges.

	Class I Shares

		Average Annual Return

	Total Return
	One Year	Five Years	Since Inception
	Ended	Ended	01/30/2004 to
	8/31/2012	8/31/2012	8/31/2012

Third Millennium Russia Fund	-33.68%	-13.69%	3.55%
RTS Index	-18.36%	-6.26%	10.03%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The RTS Index is a capitalization-weighted index that is calculated in U.S. dollars. The index tracks the performance of Russia’s most active stocks traded on the RTS.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

THIRD MILLENNUIM RUSSIA FUND
SCHEDULE OF INVESTMENTS
August 31, 2012

Number		% of
of		Net
Shares	Security Description	Assets	Fair Value

	COMMON STOCK	2.56%
	INFORMATION TECHNOLOGY	2.56%
34,554	Data Art (1)		$310,986

	TOTAL COMMON STOCKS		310,986

	(Cost: $366,338)

	PREFERRED STOCK	2.21%
	INFORMATION TECHNOLOGY	2.21%
18,728	Data Art (1)		269,009

	TOTAL PREFERRED STOCKS		269,009

	(Cost: $198,552)

	TOTAL INVESTMENTS
	(Cost: $564,890)	4.77%	579,995

	Other assets, net of liabilities	95.23%	11,583,204

	NET ASSSETS	100.00%	$12,163,199

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related balance sheet).

(1) - Restricted security and affiliated issuer. The aggregate value of such securities is 100.00% of total market value of investments and they have been fair valued under procedures established by the Fund’s Board of Directors.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2012

ASSETS
Investments in affiliated issuers at fair value (identified cost of $564,890)	$579,995
Cash and cash equivalents	11,387,775
Receivable for securities sold	206,315
Receivable for capital stock sold	7,027
Dividends receivable	115,466
Prepaid expenses	16,141

TOTAL ASSETS	12,312,719

LIABILITIES
Payable for capital stock redeemed	23,864
Accrued investment management fee	315
Accrued 12b-1 fees	6,716
Accrued transfer agent fees	3,802
Accrued professional fees	25,000
Accrued custodian fees	3,108
Accrued closing costs	86,008
Other accrued expenses	707

TOTAL LIABILITIES	149,520

NET ASSETS	$12,163,199

Net Assets Consist of :
Paid-in-capital applicable to 877,942 $0.01 par value shares of common stock outstanding; 50,000,000 shares authorized	$39,141,847
Accumulated net realized gain (loss) on investments and foreign currency transactions	(26,992,724)
Net unrealized appreciation (depreciation) of investments and foreign currency	14,076

Net Assets	$12,163,199

NET ASSET VALUE PER SHARE
Class A ($10,884,555 / 782,888 shares outstanding; 20,000,000 authorized)	$13.90

MAXIMUM OFFERING PRICE PER SHARE ($14.11 X 100/94.25)	$14.75

Class C ($658,519 / 53,136 shares outstanding; 15,000,000 authorized)	$12.39

Class I ($620,125 / 41,918 shares outstanding; 15,000,000 authorized)	$14.79

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS
Year ended August 31, 2012

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $15,085)	$469,120
Interest from affiliated issuers	26,908

Total investment income	496,028

EXPENSES
Investment management fees (Note 2)	346,083
Rule 12b-1 and servicing fees (Note 2)
Class A	40,594
Class C	9,989
Recordkeeping and administrative services (Note 2)	51,552
Accounting fees	21,391
Custody fees	39,596
Transfer agent fees (Note 2)	82,441
Professional fees	59,830
Filing and registration fees (Note 2)	25,073
Directors fees	10,800
Compliance fees	9,194
Shareholder services and reports (Note 2)	8,726
Accrued closing costs	86,008
Other	27,560

Total expenses	818,837
Management fee waivers (Note 2)	(187,916)

Net Expenses	630,921

Net investment income (loss)	(134,893)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES AND
RELATED TRANSACTIONS
Net realized gain (loss) on investments	(6,081,816)
Net realized gain (loss) on foreign currency transactions	9,753
Net increase (decrease) in unrealized appreciation
(depreciation) of investments and foreign currencies	(2,281,939)

Net realized and unrealized gain (loss) on investments
and foreign currencies and related transactions	(8,354,002)

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS	$(8,488,895)

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	August 31, 2012	August 31, 2011

Increase (decrease) in Net Assets
OPERATIONS

Net investment income (loss)	$(134,893)	$(398,843)
Net realized gain (loss) on investments and foreign currency transactions	(6,072,063)	10,028,010
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(2,281,939)	(3,632,627)

Increase (decrease) in net assets from operations	(8,488,895)	5,996,540

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class A	1,085,792	5,471,542
Class C	50,200	113,881
Class I	422,207	3,385,324
Shares redeemed
Class A	(7,021,824)	(14,999,828)
Class C	(315,927)	(571,501)
Class I	(10,675,182)	(11,055,132)

Increase (decrease) in net assets from capital stock transactions	(16,454,734)	(17,655,714)

NET ASSETS
Increase (decrease) during period	(24,943,629)	(11,659,174)
Beginning of period	37,106,828	48,766,002

End of year	$12,163,199	$37,106,828

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A Shares
	Year ended August 31,

	2012		2011	2010	2009	2008

Net asset value, beginning of period	$20.92		$19.22	$15.29	$47.18	$57.62

Investment activities
Net investment income (loss)(1)	(0.12)		(0.20)	(0.23)	(0.05)	(0.58)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(6.90)		1.90	4.31	(25.55)	(0.51)

Total from investment activities	(7.02)		1.70	4.08	(25.60)	(1.09)

Distributions
Net realized gain	-		-	(0.15)	(6.29)	(9.36)

Total distributions	-		-	(0.15)	(6.29)	(9.36)

Paid in capital from redemption fees	-		-	-	-	0.01

Net asset value, end of period	$13.90		$20.92	$19.22	$15.29	$47.18

Total Return	(33.56%)		8.84%	26.66%	(45.56%)	(4.86%)

Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses	3.18%	(C)	2.75%	2.75%	2.75%	2.75%
Expenses, net(B)	3.18%	(C)	2.75%	2.75%	2.75%	2.75%
Net investment loss	(0.68%)		(0.85%)	(1.20%)	(0.33%)	(0.98%)
Portfolio turnover rate	37.69%		54.05%	93.41%	53.64%	47.77%
Net assets, end of period (000’s)	$10,885		$23,624	$29,868	$29,270	$78,375

*    Annualized
**  Not annualized
(A)  Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.95% for the year ended August 31, 2012; 0.27% for the year ended August 31, 2011, 0.46% for the year ended August 31, 2010; 0.55% for the year ended August 31, 2009 and 0.11% for the year ended August 31, 2008.
(B)  Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the Fund received.
(C)  Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(1)  Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares
	Year ended August 31,

	2012		2011	2010	2009	2008

Net asset value, beginning of period	$18.78		$17.38	$13.93	$45.07	$55.88

Investment activities
Net investment income (loss)(1)	(0.22)		(0.33)	(0.34)	(0.16)	(0.98)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(6.17)		1.73	3.94	(24.69)	(0.47)

Total from investment activities	(6.39)		1.40	3.60	(24.85)	(1.45)

Distributions
Net realized gain	-		-	(0.15)	(6.29)	(9.36)

Total distributions	-		-	(0.15)	(6.29)	(9.36)

Net asset value, end of period	$12.39		$18.78	$17.38	$13.93	$45.07

Total Return	(34.03%)		8.06%	25.82%	(46.07%)	(5.75%)

Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses	3.94%	(C)	3.50%	3.50%	3.50%	3.50%
Expenses, net(B)	3.94%	(C)	3.50%	3.50%	3.50%	3.50%
Net investment loss	(1.43%)		(1.60%)	(1.95%)	(1.11%)	(1.73%)
Portfolio turnover rate	37.69%		54.05%	93.41%	53.64%	47.77%
Net assets, end of period (000’s)	$659		$1,345	$1,624	$1,531	$4,164

*    Annualized
**  Not annualized
(A)  Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.95% for the year ended August 31, 2012; 0.27% for the year ended August 31, 2011, 0.46% for the year ended August 31, 2010; 0.55% for the year ended August 31, 2009 and 0.11% for the year ended August 31, 2008.
(B)  Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the Fund received.
(C)  Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(1)   Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class I Shares
	Year ended August 31,

	2012		2011	2010	2009	2008

Net asset value, beginning of period	$22.30		$20.44	$16.25	$48.85	$59.03

Investment activities
Net investment income (loss)(1)	(0.08)		(0.15)	(0.20)	0.05	(0.44)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(7.43)		2.01	4.54	(26.36)	(0.38)

Total from investment activities	(7.51)		1.86	4.34	(26.31)	(0.82)

Distributions
Net realized gain	-		-	(0.15)	(6.29)	(9.36)

Total distributions	-		-	(0.15)	(6.29)	(9.36)

Net asset value, end of period	$14.79		$22.30	$20.44	$16.25	$48.85

Total Return	(33.68%)		9.10%	26.69%	(45.46%)	(4.21%)

Ratios/Supplemental Data
Ratio to average net assets(A)
Expenses	2.93%	(C)	2.50%	2.50%	2.50%	2.50%
Expenses, net(B)	2.93%	(C)	2.50%	2.50%	2.50%	2.50%
Net investment loss	(0.43%)		(0.60%)	(0.95%)	0.35%	(0.73%)
Portfolio turnover rate	37.69%		54.05%	93.41%	53.64%	47.77%
Net assets, end of period (000’s)	$620		$12,138	$17,274	$18,288	$20,469

*    Annualized
**  Not annualized
(A)  Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.95% for the year ended August 31, 2012; 0.27% for the year ended August 31, 2011, 0.46% for the year ended August 31, 2010; 0.55% for the year ended August 31, 2009 and 0.11% for the year ended August 31, 2008.
(B)  Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the Fund received.
(C)  Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(1)   Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND NOTES TO THE FINANCIAL STATEMENTS August 31, 2012

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Third Millennium Russia Fund (the “Fund”) is a series of The World Funds, Inc. (“TWF”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks
Information Technology	$-	$-	$310,986	$310,986

Preferred Stocks
Information Technology	-	-	269,009	269,009

	$-	$-	$579,995	$579,995

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

During the year ended August 31, 2012, there were no transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities

Balance at 08/31/11	$3,315,232
Total realized gain (loss)	(2,948,464)
Change in unrealized
appreciation/depreciation	213,227
Cost of purchases	-
Proceeds from sales	-
Transfer into Level 3	-
Transfer out of Level 3	-

Balance at 8/31/12	$579,995

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2009-2011) or expected to be taken in the Fund’s 2012 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2012, the Fund decreased accumulated net investment loss by $134,893, increased undistributed realized loss by $9,753 and decreased paid-in-capital by $125,140.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC (“TMIA”) provided investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA had contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through November 30, 2012. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). For the year ended August 31, 2012, the Advisor earned fees of $346,083 and reimbursed the Fund $187,916. Effective August 2, 2012, TMI resigned as investment advisor.

FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund’s shares for the August 31, 2012 were $1,593. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the year ended August 31, 2012, the DSC for Fund shares redeemed was $1,684.

The Fund’s Class A and Class C shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s Class A’s average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C’s average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the year ended August 31, 2012, $40,594 was incurred in Class A distribution fees and $9,989 was incurred in Class C distribution and shareholder servicing fees.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.20% of average daily net assets. CSS earned $51,552 for its services for the year ended August 31, 2012. Additionally, the Fund compensates CSS for blue-sky servicing on an hourly rate basis. Of the $25,073 of filing and registration fees expense incurred and the $8,726 of shareholder servicing and reports expense incurred, CSS received $7,163 and $ -, respectively, for these services.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned $82,441 for its services for the year ended August 31, 2012.

Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, FDCC and CFSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2012, were $6,799,853 and $34,071,418, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

There were no distributions paid during the year ended August 31, 2012 or the year ended August 31, 2011.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Other accumulated gain (loss)	$(21,084,749)
Post-October losses	(5,907,975)
Unrealized appreciation (depreciation) of investments and foreign currency transactions	14,076

$(26,978,648)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of August 31, 2012, the Fund has a capital loss carryforward of $21,084,749 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $20,909,458 of this carryforward will expire in 2018 and $175,291 may be carried forward indefinitely. Of the total carryforward, $21,047,055 is considered short-term and $37,694 is considered long-term.

As of August 31, 2012, cost for Federal Income tax purpose is $564,890 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,105
Gross unrealized depreciation	-

Net unrealized appreciation (depreciation)	$15,105

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Class A Shares		Class A Shares		Class A Shares
	Year ended		Year ended		Year ended
	August 31, 2012		August 31, 2012		August 31, 2012
	Shares	Value	Shares	Value	Shares	Value
Shares sold	61,386	$1,085,792	3,048	$50,200	23,365	$22,207
Shares reinvested	-	-	-	-	-	-
Shares redeemed	(407,606)	(7,021,824)	(21,527)	(315,927)	(525,679)	(10,675,182)

Net increase (decrease)	(346,220)	$(5,936,032)	(18,479)	$(265,727)	(502,314)	$(10,252,975)

	Class A Shares		Class C Shares		Class I Shares
	Year ended		Year ended		Year ended
	August 31, 2011		August 31, 2011		August 31, 2011
	Shares	Value	Shares	Value	Shares	Value
Shares sold	227,065	$5,471,542	5,307	$113,881	137,586	$3,385,324
Shares reinvested	-	-	-	-	-	-
Shares redeemed	(652,310)	(14,999,828)	(27,158)	(571,501)	(438,307)	(11,055,132)

Net increase (decrease)	(425,245)	$(9,528,286)	(21,851)	$(457,620)	(300,721)	$(7,669,808)

NOTE 6 – INVESTMENT IN AFFILIATES AND RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of August 31, 2012, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Cost	Balance of Shares Held 8/31/11	Gross Purchases And Additions	Gross Sales and Reductions	Balance of Shares Held 8/31/12	Value 8/31/12	Income From Investments In Affiliated Issuers Included in Total Income
AU Energy	06/03/09- 07/08/10	$2,523,464	7,776	$ -	$(2,523,464)	-	$ -	$-
DataArt Enterprises, Inc., Common	02/19/08	$336,338	34,554	$ -	$ -	34,554	$310,986	$-
DataArt Enterprises, Inc., Preferred	02/19/08	$198,552	18,728	$ -	$ -	18,728	$269,009	$-
AU Energy Warrants Expires 06/15/12	12/03/10	$ -	720	$ -	$ -	-	$ -	$-
AU Energy Warrants Expires 06/15/12	03/04/11	$ -	300	$ -	$ -	-	$ -	$-
AU Energy Loan, 10% 06/15/12	03/04/11	$125,000	125,000	$ -	$(125,000)	-	$ -	$ 9,861
AU Energy Loan, 7% 12/31/49	12/03/10	$300,000	300,000	$ -	$(300,000)	-	$ -	$16,800

NOTE 7 – RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Stanrds Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of it financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the fund’s financial statements.

NOTE 8 – SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effect of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be evaluated. On August 2, 2012, the Board of Directors approved a new investment advisor to replace TMIA. Final approval of the new Advisor will be subject to shareholder approval. In the event shareholders of the Fund do not approve the new Advisor Agreement, The Board of Directors will be forced to liquidate the assets of the Fund and return them to shareholders after paying wind-up Fund expenses. Effective October 10, 2012, the Fund changed its name to Toreador International Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the Third Millennium Russia Fund, a series of The World Funds, Inc., including the schedule of investments as of August 31, 2012, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Third Millennium Russia Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                       TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

October 29, 2012

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc. (the “Company”)

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Directors and Number of Funds in the Complex Overseen
Interested Directors:
* John Pasco, III(1) 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Chairman, Director and Treasurer since May, 1997	4

President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Company’s Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Company’s underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Company’s Transfer and Disbursing Agent, since 1987; President and Director of Commonwealth Fund Accounting, Inc. (“CFA”), which provides bookkeeping services to the Company; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997. Mr. Pasco is a Certified Public Accountant.

				World Funds Trust – 2 Funds; American Growth Fund, Inc. – 2 Funds
Non-Interested Directors:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940)	Director since May, 1997	4

Retired. Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August,1978 until April, 2005; a Trustee of Satuit Capital Management Trust, a registered investment company, since October, 2002 and a Trustee of Janus Advisors Series Trust, a registered investment company, from 2003 to 2005.

				Satuit Capital Management Trust — 1 Fund

William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939)	Director since May, 1997	4

Financial and Tax Consultant through his firm Management Funds Consulting for Professionals since 1974; a Trustee of Satuit Capital Management Trust, a registered investment company, since November, 2003. Mr. Poist is a certified public accountant.

				Satuit Capital Management Trust — 1 Fund
Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947)	Director since May, 1997	4	President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Trustee of Satuit Capital Management Trust, a registered investment company, since November, 2003.	Satuit Capital Management Trust — 1 Fund
Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Secretary since 2005 and Treasurer since June, 2006	N/A	Executive Vice President of Commonwealth Shareholder Services, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.	N/A
David D. Jones, Esq. 395 Sawdust Road, Suite 2137 The Woodlands, TX 77380 (1957)	Chief Compliance Officer since June, 2008	N/A	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	N/A

(1) Mr. Pasco is considered to be an “interested person” of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund; (3) he is a member of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company’s service providers, including Commonwealth Shareholder Services, Inc., the Company’s Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth Fund Services, Inc., the Company’s Transfer and Disbursing Agent.

THIRD MILLENNIUM RUSSIA FUND
SUPPLEMENTAL INFORMATION

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THIRD MILLENNIUM RUSSIA FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2012 and held for the six months ended August 31, 2012.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CLASS A	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 through August 31, 2012
Actual	$1,000.00	$ 725.85	$13.80
Hypothetical (5% return before expenses)	$1,000.00	$1,009.15	$16.06

CLASS C	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 through August 31, 2012
Actual	$1,000.00	$ 723.29	$17.07
Hypothetical (5% return before expenses)	$1,000.00	$1,005.33	$19.86

CLASS I	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 through August 31, 2012
Actual	$1,000.00	$ 726.78	$12.72
Hypothetical (5% return before expenses)	$1,000.00	$1,010.41	$14.81

* - Expenses are equal to the Fund’s annualized expense ratio of 3.18% for Class A; 3.94% for Class C and 2.93% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Advisor:

Third Millennium Investment Advisors LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For more information, wire purchase or redemptions, call or write to Third Millennium Russia Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525, or visit us on the web at www.theworldfunds.com

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are “independent,” as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $19,500 for 2012 and $ 19,000 for 2011.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2012 and $0 for 2011.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,750 for 2012 and $3,750 for 2011.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2012 and $0 for 2011.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Third Millennium Russia Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) NA

(c)100%

(d) NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2012 and $0 for 2011.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The World Funds, Inc.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date:	November 09, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date:	November 09, 2012

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: November 09, 2012

* Print the name and title of each signing officer under his or her signature.